Income Taxes - Schedule of Deferred Tax Liabilities and Related Valuation Allowance (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforwards	$ 71,434	$ 48,984
Debt related interest	16,898	15,272
Capitalized research and development	4,936	2,014
Tax credit carryforwards	3,960	1,630
Stock based compensation	525	1,602
Accrued expense and reserves	1,584	568
Operating lease liabilities	774	315
Other	159	77
Total deferred tax assets	100,270	70,462
Less valuation allowance	(96,776)	(67,543)
Total deferred tax assets	3,494	2,919
Deferred tax liabilities:
Intangible assets	(2,734)	(2,666)
Operating lease right-of-use assets	(760)	(253)
Total deferred tax liabilities	(3,494)	(2,919)
Net deferred tax liabilities	$ 0	$ 0